Segment, Geographic and Customers Information - Sales Amounts by Product Categories (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total net sales:
Net sales	$ 608,244	$ 608,111	$ 574,853	$ 554,446	$ 552,028	$ 541,530	$ 509,570	$ 492,639	$ 482,012	$ 2,289,438	$ 2,025,751	$ 1,821,313
North America [Member]
Total net sales:
Net sales	507,017				457,366					1,921,444	1,657,192	1,479,497
North America [Member] | Plant-based food and beverages [Member]
Total net sales:
Net sales	151,061				132,427					549,727	452,834	431,922
North America [Member] | Coffee creamers and beverages [Member]
Total net sales:
Net sales	214,032				191,076					818,880	692,136	589,569
North America [Member] | Premium dairy [Member]
Total net sales:
Net sales	141,924				133,863					552,837	512,222	458,006
Europe [Member]
Total net sales:
Net sales	101,227				94,662					367,994	368,559	341,816
Europe [Member] | Plant-based food and beverages [Member]
Total net sales:
Net sales	$ 101,227				$ 94,662					$ 367,994	$ 368,559	$ 341,816